Voyage Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,042,499	$ 1,265,458	$ 949,269
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time charters	700,278	710,894	494,970
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage charters	340,394	555,234	450,410
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Pool revenues	$ 1,827	$ (670)	$ 3,889